CONSOLIDATED SCHEDULE OF INVESTMENTS

Delaware Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 2.3%
Deutsche Telekom AG, Registered Shares(A)	1,990	$36,934
Frontier Communications Corp.(B)	817	24,107
		61,041

Interactive Media & Services – 3.4%
Alphabet, Inc., Class A(B)	23	66,197
Baidu.com, Inc. ADR(B)	153	22,729
		88,926

Wireless Telecommunication Service – 0.5%
T-Mobile U.S., Inc.(B)	106	12,251

Total Communication Services - 6.2%		162,218

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.0%
adidas AG(A)	89	25,629

Auto Parts & Equipment – 1.1%
Aptiv plc(B)	181	29,871

Automobile Manufacturers – 0.4%
Subaru Corp.(A)	580	10,365

Casinos & Gaming – 0.2%
New Cotai Participation Corp., Class B(B)(C)(D)(E)	1,820	2,328
Studio City International Holdings Ltd. ADR(B)	203	1,082
		3,410

Internet & Direct Marketing Retail – 3.6%
Amazon.com, Inc.(B)	20	68,144
HelloFresh SE(A)(B)	332	25,502
		93,646

Leisure Products – 0.0%
Media Group Holdings LLC, Series H(B)(C)(D)(E)(F)	640	—*
Media Group Holdings LLC, Series T(B)(C)(D)(E)(F)	80	—*
		—*
Total Consumer Discretionary - 6.3%		162,921

Consumer Staples

Household Products – 1.2%
Procter & Gamble Co. (The)	185	30,222

Hypermarkets & Super Centers – 0.9%
Wal-Mart Stores, Inc.	172	24,897

Packaged Foods & Meats – 1.7%
China Mengniu Dairy Co. Ltd.(A)	3,491	19,787
Nestle S.A., Registered Shares(A)	184	25,635
		45,422

Personal Products – 0.8%
Unilever plc(A)	407	21,713

Total Consumer Staples - 4.6%		122,254

Energy

Oil & Gas Exploration & Production – 1.3%
Canadian Natural Resources Ltd.	809	34,170

Oil & Gas Refining & Marketing – 2.0%
Phillips 66	108	7,825
Reliance Industries Ltd.(A)	1,409	44,902
		52,727

Total Energy - 3.3%		86,897

Financials

Diversified Banks – 2.1%
BNP Paribas S.A.(A)	477	32,996
UniCredit S.p.A.(A)	1,353	20,797
		53,793

Financial Exchanges & Data – 0.8%
Intercontinental Exchange, Inc.	149	20,444

Investment Banking & Brokerage – 1.2%
Morgan Stanley	339	33,255

Life & Health Insurance – 0.9%
AIA Group Ltd.(A)	2,280	22,979

Mortgage REITs – 1.1%
AGNC Investment Corp.	1,872	28,160

Other Diversified Financial Services – 1.6%
ORIX Corp.(A)	2,119	43,243

Regional Banks – 1.3%
First Republic Bank	168	34,591

Thrifts & Mortgage Finance – 1.0%
Housing Development Finance Corp. Ltd.(A)	774	26,920

Total Financials - 10.0%		263,385

Health Care

Biotechnology – 2.3%
Genmab A.S.(A)(B)	62	24,571
Regeneron Pharmaceuticals, Inc.(B)	58	36,714
		61,285

Health Care Equipment – 1.8%
Abbott Laboratories	169	23,844
Zimmer Holdings, Inc.	179	22,739
		46,583

Managed Health Care – 1.2%
Anthem, Inc.	69	32,201

Pharmaceuticals – 3.9%
AstraZeneca plc(A)	172	20,211
Eli Lilly and Co.	109	30,196
GlaxoSmithKline plc(A)	1,105	24,030
Merck KGaA(A)	112	28,821
		103,258

Total Health Care - 9.2%		243,327

Industrials

Aerospace & Defense – 2.1%
Airbus SE(A)	259	33,110
Raytheon Technologies Corp.	276	23,788
		56,898

Construction & Engineering – 2.0%
Larsen & Toubro Ltd.(A)	1,135	28,960

Vinci(A)	233	24,678
		53,638

Construction Machinery & Heavy Trucks – 0.5%
Caterpillar, Inc.	59	12,194

Electrical Components & Equipment – 1.4%
Schneider Electric S.A.(A)	192	37,639

Environmental & Facilities Services – 0.9%
Waste Management, Inc.	149	24,882

Industrial Machinery – 2.0%
Ingersoll-Rand, Inc.	844	52,217

Railroads – 2.9%
Canadian Pacific Railway Ltd.(G)	457	32,857
Union Pacific Corp.	170	42,785
		75,642

Trading Companies & Distributors – 1.5%
Ferguson plc(A)	226	40,014

Total Industrials - 13.3%		353,124

Information Technology

Application Software – 3.5%
Adobe, Inc.(B)	48	27,270
Autodesk, Inc.(B)	36	10,260
Intuit, Inc.	84	53,818
		91,348

Data Processing & Outsourced Services – 2.9%
Fiserv, Inc.(B)	308	31,933
MasterCard, Inc., Class A	42	14,989
Visa, Inc., Class A	137	29,654
		76,576

Internet Services & Infrastructure – 1.0%
VeriSign, Inc.(B)	108	27,437

Semiconductor Equipment – 0.7%
ASML Holding N.V., Ordinary Shares(A)	23	18,672

Semiconductors – 2.3%
Marvell Technology Group Ltd.	150	13,081
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	2,112	46,710
		59,791

Systems Software – 3.4%
Microsoft Corp.	267	89,790

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.	176	31,216
Samsung Electronics Co. Ltd.(A)	522	34,289
		65,505

Total Information Technology - 16.3%		429,119

Materials

Gold – 0.4%
Barrick Gold Corp.	607	11,541

Total Materials - 0.4%		11,541

Utilities

Multi-Utilities – 0.8%
E.ON AG(A)	1,487	20,646

Total Utilities - 0.8%		20,646

TOTAL COMMON STOCKS – 70.4%		$1,855,432
(Cost: $1,826,883)

PREFERRED STOCKS

Consumer Discretionary

Automobile Manufacturers – 0.8%
Volkswagen AG, 2.260%(A)	102	20,697

Total Consumer Discretionary - 0.8%		20,697

Energy

Oil & Gas Exploration & Production – 0.1%
Targa Resources Corp., 9.500%(B)(C)	2	1,926

Total Energy - 0.1%		1,926

TOTAL PREFERRED STOCKS – 0.9%		$22,623
(Cost: $22,064)

ASSET-BACKED SECURITIES	Principal
British Airways Pass-Through Trust, Series 2020-1A, 4.250%, 11-15-32 (H)	$919	977

TOTAL ASSET-BACKED SECURITIES – 0.0%		$977
(Cost: $919)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 0.3%
Altice France Holding S.A., 10.500%, 5-15-27(H)	8,387	9,028

Integrated Telecommunication Services – 0.5%
Frontier Communications Corp., 5.875%, 11-1-29	4,188	4,194
Frontier Communications Holdings LLC, 6.000%, 1-15-30(H)	461	464
West Corp., 8.500%, 10-15-25(G)(H)	7,825	7,716
		12,374

Interactive Media & Services – 0.1%
Tencent Holdings Ltd., 3.240%, 6-3-50(H)	3,910	3,697

Total Communication Services - 0.9%		25,099

Consumer Discretionary

Automobile Manufacturers – 0.3%
Nissan Motor Co. Ltd.:
4.345%, 9-17-27(H)	3,522	3,805
4.810%, 9-17-30(H)	3,902	4,369
		8,174

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.:
1.500%, 6-3-30	2,346	2,276
2.500%, 6-3-50	782	747
Meituan, 2.125%, 10-28-25(H)	1,561	1,505
		4,528

Specialty Stores – 0.3%
Staples, Inc., 7.500%, 4-15-26(H)	7,809	8,034

Total Consumer Discretionary - 0.7%		20,736

Consumer Staples

Brewers – 0.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 3.500%, 6-1-30	1,570	1,723

Packaged Foods & Meats – 0.1%
JBS Finance Luxembourg S.a.r.l., 3.625%, 1-15-32(H)	2,000	2,011

Total Consumer Staples - 0.2%		3,734

Energy

Integrated Oil & Gas – 0.6%
Petroleos Mexicanos, 6.700%, 2-16-32(H)	13,346	13,506
Petronas Capital Ltd., 3.500%, 4-21-30(H)	1,568	1,698
		15,204

Oil & Gas Equipment & Services – 0.1%
Guara Norte S.a.r.l., 5.198%, 6-15-34(H)	1,919	1,888

Oil & Gas Exploration & Production – 0.8%
Laredo Petroleum, Inc.:
9.500%, 1-15-25	8,259	8,433
10.125%, 1-15-28	9,436	9,907
Saudi Arabian Oil Co.:
1.625%, 11-24-25(H)	1,560	1,553
2.250%, 11-24-30(H)	3,000	2,925
		22,818

Oil & Gas Refining & Marketing – 0.3%
PBF Holding Co. LLC, 9.250%, 5-15-25(H)	8,242	7,849
Valero Energy Corp., 2.150%, 9-15-27	1,496	1,492
		9,341

Oil & Gas Storage & Transportation – 1.3%
Energy Transfer Operating L.P.:
6.750%, 5-15-68	13,879	13,931
7.125%, 5-15-68	15,000	15,263
Energy Transfer Partners L.P., 6.250%, 2-15-68	7,000	6,099
		35,293
Total Energy - 3.1%		84,544

Financials

Asset Management & Custody Banks – 0.2%
Citadel Finance LLC, 3.375%, 3-9-26(H)	5,834	5,830

Consumer Finance – 0.1%
Ally Financial, Inc., 5.125%, 8-15-69	2,000	2,067

Diversified Banks – 4.4%
Australia and New Zealand Banking Group Ltd., 2.570%, 11-25-35(H)	3,119	2,990
Banco de Credito del Peru, 3.125%, 7-1-30(H)	1,562	1,545
Banco Mercantil del Norte S.A., 8.375%, 10-14-68(H)	3,905	4,486
Banco Santander S.A., 5.375%, 4-17-25(H)	2,548	2,784
Barclays plc:

7.875%, 12-29-49	26,982	27,353
8.000%, 9-15-68	7,237	8,017
6.125%, 12-15-68	3,901	4,226
4.375%, 12-15-69	5,000	4,910
BNP Paribas S.A., 4.625%, 8-25-69(G)(H)	250	251
HSBC Holdings plc, 4.600%, 6-17-69	3,899	3,906
ING Groep N.V.:
3.875%, 11-16-69	6,000	5,722
4.250%, 11-16-69	4,000	3,780
Nordea Bank AB, 3.750%, 3-1-69(H)	1,500	1,426
Societe Generale S.A., 3.653%, 7-8-35(H)	3,468	3,576
Standard Chartered plc:
4.300%, 6-19-64(H)	17,000	16,405
6.000%, 1-26-69(H)	5,000	5,344
UniCredit S.p.A.:
2.569%, 9-22-26(H)	7,800	7,792
5.861%, 6-19-32(H)	2,383	2,616
5.459%, 6-30-35(H)	9,547	10,413
		117,542

Diversified Capital Markets – 1.4%
Credit Suisse Group AG:
6.375%, 2-21-68(H)	4,768	5,151
7.500%, 6-11-68(H)	10,148	10,988
7.125%, 7-29-68	17,335	17,777
Deutsche Bank AG, 3.035%, 5-28-32	2,000	2,017
		35,933

Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc., 1.850%, 9-15-32	2,342	2,248

Investment Banking & Brokerage – 0.1%
Macquarie Bank Ltd., 3.624%, 6-3-30(H)	1,564	1,633

Life & Health Insurance – 0.2%
AIA Group Ltd.:
3.375%, 4-7-30(H)	1,960	2,121
3.200%, 9-16-40(H)	3,902	4,016
		6,137

Multi-Line Insurance – 0.1%
Athene Holding Ltd., 6.150%, 4-3-30	2,713	3,360

Total Financials - 6.6%		174,750

Industrials

Aerospace & Defense – 1.2%
Boeing Co. (The):
4.875%, 5-1-25	3,917	4,289
5.150%, 5-1-30	2,742	3,197
5.805%, 5-1-50	1,571	2,132
Wolverine Escrow LLC:
8.500%, 11-15-24(G)(H)	7,830	7,270
9.000%, 11-15-26(G)(H)	7,837	7,454
13.125%, 11-15-27(H)	10,000	6,413
		30,755

Air Freight & Logistics – 0.1%
Simpar Europe S.A., 5.200%, 1-26-31(H)(I)	2,000	1,868

Airlines – 0.1%
Aeropuerto Internacional de Tocumen, 5.125%, 8-11-61(H)	1,000	1,050
Azul Investments LLP, 7.250%, 6-15-26(G)(H)	1,500	1,376
		2,426

Highways & Railtracks – 0.1%
Transurban Finance Co. Pty Ltd., 2.450%, 3-16-31(H)	2,167	2,149

Total Industrials - 1.5%		37,198

Information Technology

Application Software – 0.0%
Autodesk, Inc., 2.400%, 12-15-31	240	240
StoneCo. Ltd., 3.950%, 6-16-28(G)(H)	1,000	882
		1,122

Internet Services & Infrastructure – 0.1%
Baidu, Inc., 1.720%, 4-9-26	1,672	1,654

Semiconductors – 0.2%
Broadcom, Inc., 3.419%, 4-15-33(H)	1,959	2,056
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(H)	4,682	4,350
		6,406

Technology Hardware, Storage & Peripherals – 0.1%
Apple, Inc., 2.400%, 8-20-50	3,122	2,939

Total Information Technology - 0.4%		12,121

Materials

Diversified Metals & Mining – 0.2%
Glencore Funding LLC:
1.625%, 9-1-25(H)	2,341	2,319
2.500%, 9-1-30(G)(H)	3,463	3,358
		5,677

Gold – 0.0%
Newmont Corp., 2.600%, 7-15-32	185	185

Total Materials - 0.2%		5,862

Real Estate

Industrial REITs – 0.1%
Aircastle Ltd., 5.250%, 8-11-25(H)	2,201	2,422

Total Real Estate - 0.1%		2,422

Utilities

Electric Utilities – 0.2%
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.), 3.000%, 1-15-52	425	426
NRG Energy, Inc.:
2.000%, 12-2-25(H)	3,470	3,495
2.450%, 12-2-27(H)	390	387
		4,308

Total Utilities - 0.2%		4,308

TOTAL CORPORATE DEBT SECURITIES – 13.9%		$370,774
(Cost: $366,404)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.3%
COLT Mortgage Loan Trust, Series 2021-3, Class B1 (Mortgage spread to 30-year U.S. Treasury index), 3.059%, 9-27-66(H)(J)	2,000	1,969

Credit Suisse Mortgage Trust, Series 2020-NQM1, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 4.462%, 5-25-65(H)(J)	4,968	4,989
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F, 6.250%, 11-15-26(K)	485	489
Verus Securitization Trust, Series 2019-INV2, Class B1 (ICE LIBOR plus 260 bps), 4.452%, 7-25-59(H)(J)	1,097	1,105
		8,552

TOTAL MORTGAGE-BACKED SECURITIES – 0.3%		$8,552
(Cost: $8,771)

MUNICIPAL BONDS

Puerto Rico – 0.1%
Cmnwlth of PR, GO Bonds of 2001, Ser A, 5.250%, 6-1-22	1,735	1,737
Cmnwlth of PR, GO Bonds of 2006, Ser A, 4.320%, 6-1-22	1,395	1,374
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2005A, 5.250%, 6-1-22	665	666
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A, 5.000%, 6-1-22	755	753
		4,530

TOTAL MUNICIPAL BONDS – 0.1%		$4,530
(Cost: $4,533)

MUNICIPAL BONDS - TAXABLE

Puerto Rico – 0.1%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 7.500%, 8-20-40	1,575	1,504

TOTAL MUNICIPAL BONDS - TAXABLE – 0.1%		$1,504
(Cost: $1,491)

OTHER GOVERNMENT SECURITIES(L)

Argentina - 1.0%
Province of Buenos Aires, 3.900%, 9-1-37 (H)	7,792	3,341
Province of Mendoza, 2.750%, 3-19-29 (H)	15,788	10,657
Republic of Argentina:
1.000%, 7-9-29	1,146	418
0.125%, 7-9-30	27,468	9,683
0.125%, 7-9-35	6,840	2,197
		26,296

Brazil - 0.3%
Federative Republic of Brazil, 3.750%, 9-12-31	6,667	6,277

TOTAL OTHER GOVERNMENT SECURITIES – 1.3%		$32,573
(Cost: $39,722)

LOANS (J)

Communication Services

Advertising – 0.2%
Advantage Sales & Marketing, Inc. (1-Month U.S. LIBOR plus 450 bps), 5.250%, 10-28-27	$4,962	4,974

Integrated Telecommunication Services – 0.7%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	20,489	19,509

Total Communication Services - 0.9%		24,483

Consumer Discretionary

Casinos & Gaming – 0.0%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(C)(D)(M)	569	554

Specialty Stores – 0.1%
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2-11-28	2,580	2,588

Total Consumer Discretionary - 0.1%		3,142

Energy

Oil & Gas Storage & Transportation – 0.4%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.180%, 3-1-26	11,240	8,823

Total Energy - 0.4%		8,823

Financials

Property & Casualty Insurance – 0.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.604%, 2-28-25	18,601	18,577

Total Financials - 0.7%		18,577

Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (1-Month ICE LIBOR plus 375 bps), 4.500%, 8-31-26	10,214	10,224

Health Care Services – 0.3%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.604%, 4-30-25	7,203	7,140

Total Health Care - 0.7%		17,364

Information Technology

Communications Equipment – 0.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.603%, 11-30-25	8,076	7,828

Total Information Technology - 0.3%		7,828

Materials

Construction Materials – 0.8%
Hillman Group, Inc. (The), 0.000%, 7-14-28(N)	5,637	5,629

Hillman Group, Inc. (The) (1-Month ICE LIBOR plus 275 bps), 3.250%, 2-24-28	14,327	14,305
		19,934

Total Materials - 0.8%		19,934

TOTAL LOANS – 3.9%		$100,151
(Cost: $102,979)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 4.500%, 1-15-43(O)	10,709	1,688
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps), 6.040%, 11-15-47(K)(O)	5,267	845
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40(O)	5,596	873
4.500%, 5-25-47(O)	4,755	752
5.000%, 3-25-49(O)	3,536	597
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps), 5.518%, 6-25-45(J)(O)	10,830	1,840
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
6.018%, 4-25-45(J)(O)	5,195	1,044
5.998%, 4-25-46(J)(O)	12,402	1,987
5.998%, 8-25-46(J)(O)	13,238	2,212
6.148%, 6-25-48(J)(O)	25,715	4,329
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 5-20-51(O)	38,052	4,380
3.000%, 8-20-51(O)	51,364	6,551
3.000%, 9-20-51(O)	93,050	11,795
		38,893

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$38,893
(Cost: $40,305)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 1.0%
U.S. Treasury Bonds:
2.750%, 8-15-47	16,990	19,778
3.000%, 2-15-49	5,409	6,652
		26,430

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.0%		$26,430
(Cost: $22,061)

BULLION – 5.7%	Troy Ounces
Gold(F)	83	151,132
(Cost: $96,737)

SHORT-TERM SECURITIES	Shares

Money Market Funds (Q) - 2.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%, (P)	33,864	33,864
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	24,418	24,418
		58,282

TOTAL SHORT-TERM SECURITIES – 2.2%		$58,282
(Cost: $58,282)

TOTAL INVESTMENT SECURITIES – 101.3%		$2,671,853
(Cost: $2,591,151)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3)%		(34,847)

NET ASSETS – 100.0%		$2,637,006

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At December 31, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$446,089	$–	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,531	–	*
New Cotai Participation Corp., Class B	9-29-20	1,820	12,324	2,328
		Principal
New Cotai LLC (14.000% Cash or 14.000% PIK)	9-10-20 to 3-16-21	$569	569	554
Targa Resources Corp., 9.500%	10-24-17	2	1,869	1,925

			$629,382	$4,807

The total value of these securities represented 0.2% of net assets at December 31, 2021.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(G)	All or a portion of securities with an aggregate value of $36,212 are on loan.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $229,302 or 8.7% of net assets.

(I)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2021.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(K)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(P)	Investment made with cash collateral received from securities on loan.

(Q)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$125,284	$36,934	$—
Consumer Discretionary	99,097	61,496	2,328

Consumer Staples	96,619	25,635	—
Energy	86,897	—	—
Financials	199,345	64,040	—
Health Care	189,935	53,392	—
Industrials	353,124	—	—
Information Technology	348,120	80,999	—
Materials	11,541	—	—
Utilities	—	20,646	—
Total Common Stocks	$1,509,962	$343,142	$2,328
Preferred Stocks	—	22,623	—
Asset-Backed Securities	—	977	—
Corporate Debt Securities	—	370,774	—
Mortgage-Backed Securities	—	8,552	—
Municipal Bonds	—	6,034	—
Other Government Securities	—	32,573	—
Loans	—	100,151	—
United States Government Agency Obligations	—	38,893	—
United States Government Obligations	—	26,430	—
Bullion	151,132	—	—
Short-Term Securities	58,282	—	—
Total	$1,719,376	$950,149	$2,328

During the period ended December 31, 2021, there were no transfers in or out of Level 3.

BASIS OF CONSOLIDATION FOR THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2021 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$2,637,006	151,152	5.73%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$2,637,006	123	0.01

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,591,151

Gross unrealized appreciation	750,288

Gross unrealized depreciation	(669,586)

Net unrealized appreciation	$80,702